Other income by function (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income By Function
Sales of fixed assets	$ 853,594	$ 923,035	$ 416,296
Leases	357,838	693,976	299,412
Sale of glass and waste	1,126,636	1,400,115	701,496
Insurance claims recovery e Indemnities	165,979	183,505	157,441
Others (1)	1,915,742	2,084,035	10,233,794
Total	$ 4,419,789	$ 5,284,666	$ 11,808,439